Document and Entity Information	Sep. 24, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Amendment Flag	false
Entity Central Index Key	0000072971
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-02979
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	333 Market Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	371-2921
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Stock, par value $1-2/3
Trading Symbol	WFC
A 7.5 Not Cumulative Perpetual Convertible Class A Preferred Stock Series L [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Not Cumulative Perpetual Class A Preferred Stock Series Y [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Not Cumulative Perpetual Class A Preferred Stock Series Z [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series Aa [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series Cc [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Trading Symbol	WFC.PRC
Depositary Shares Each Representing A 11000th Interest In A Share Of Not Cumulative Perpetual Class A Preferred Stock Series Dd [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Trading Symbol	WFC.PRD
Guaranteeof Medium Term Notes Series Adue October 302028of Wells Fargo Finance LLC [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A